Long-term debt - Lease Liabilities Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Long-term Debt1 [Abstract]
Expense relating to short-term leases	$ 5	$ 9
Variable lease payments	59	55
Depreciation of right-of-use assets	19	7
Payments of lease liabilities	22	$ 7
Fekola Mine
Disclosure of maturity analysis of operating lease payments [line items]
Additions to right-of-use assets	29
Increase through new leases, liabilities arising from financing activities	$ 29
Lease valuation, term	2 years
Otjikoto Mine
Disclosure of maturity analysis of operating lease payments [line items]
Additions to right-of-use assets	$ 9
Increase through new leases, liabilities arising from financing activities	$ 9
Lease valuation, term	4 years